ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM
September 2, 2010
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re:       Allianz Funds (Registration Nos. 33-36528 and 811-6161)
Ladies and Gentlemen:
On behalf of Allianz Funds (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 139 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, Class B, Class C and Class R shares of twenty-eight series of the Trust.

2.	Prospectus for Institutional Class, Class P, Administrative Class and Class D shares of twenty-nine series of the Trust.

3.	The Statement of Additional Information of the Trust.
     The Amendment is being submitted in connection with the Trust’s annual update to its Registration Statement. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
     No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7162) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Chris J. Perriello
Chris J. Perriello, Esq.

cc:	E. Blake Moore, Jr. William Healey, Esq.

ROPES & GRAY LLP
September 2, 2010

Brian Shlissel Thomas J. Fuccillo, Esq. Debra Rubano, Esq. David C. Sullivan, Esq. George B. Raine, Esq.